FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognition of Public Warrants upon the reverse recapitalization						$ (1,336,863)
August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning			$ 37,900
Extinguishment of August 2024 Convertible Notes			(37,900)
Initial recognition at fair value		$ 179,000		$ 179,000
Change in fair value		(141,100)		(141,100)
Fair value ending		37,900		37,900	$ 37,900
Offering Common Stock Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercises	$ (496,714)		(496,714)
Level 3 [Member] | Notes Payable Fair Value Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	9,510,017
Fair value at issuance	6,485,580		20,704,320
Additions & (Payments)	(1,650,001)		(1,591,584)
Conversion	(3,529,159)		(9,462,672)
Change in fair value	$ 44,800		$ 1,211,173
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)		Other Nonoperating Income (Expense)
Fair value ending	$ 10,861,237		$ 10,861,237
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Indigo Capital Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	6,262,378
Fair value at issuance	468,158		9,482,632
Conversion	(2,284,909)		(5,953,849)
Change in fair value	27,888		944,732
Fair value ending	4,473,515		4,473,515
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Agile Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	874,560
Fair value at issuance			500,000
Additions & (Payments)	(400,001)		(341,584)
Change in fair value	(38,759)		277,384
Fair value ending	435,800		435,800
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Diagonal Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	393,220
Fair value at issuance	299,242		699,197
Change in fair value	(38,124)		(44,859)
Fair value ending	654,338		654,338
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Boot Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	189,961
Fair value at issuance			193,215
Change in fair value	(8,492)		(11,746)
Fair value ending	181,469		181,469
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Brick Lane Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	270,839
Fair value at issuance	177,366		2,742,750
Conversion	(131,452)		(2,396,025)
Change in fair value	16,773		(13,199)
Fair value ending	333,526		333,526
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Bomore Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	1,383,639
Fair value at issuance			1,411,829
Conversion	(1,112,798)		(1,112,798)
Change in fair value	20,468		(7,722)
Fair value ending	291,309		291,309
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Torcross Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	135,420
Fair value at issuance			133,883
Change in fair value	10,234		11,771
Fair value ending	145,654		145,654
Level 3 [Member] | Notes Payable Fair Value Option [Member] | AZ Promissory Note [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	2,645,200		2,645,200
Change in fair value	34,300		34,300
Fair value ending	2,679,500		2,679,500
Level 3 [Member] | Notes Payable Fair Value Option [Member] | TAG Promissory Note | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	1,639,914		1,639,914
Change in fair value	26,212		26,212
Fair value ending	1,666,126		1,666,126
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Yorkville Promissory Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	1,255,700		1,255,700
Additions & (Payments)	(1,250,000)		(1,250,000)
Change in fair value	(5,700)		(5,700)
Level 3 [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	18,301	452,007	128,615	2,238,519	2,238,519
Recognition of Junior Note Warrants upon issuance						2,668,169
Change in fair value	$ 39,292	$ (369,674)	$ (71,022)	$ (2,156,186)	$ (2,109,904)	$ (429,650)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Fair value ending	$ 57,593	$ 82,333	$ 57,593	$ 82,333	$ 128,615	$ 2,238,519
Level 3 [Member] | August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning			37,900
Initial recognition at fair value					179,000
Change in fair value					$ (141,100)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Other Nonoperating Income (Expense)
Fair value ending					$ 37,900
Level 3 [Member] | Offering Common Stock Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	20,747,899		20,747,899
Change in fair value	$ 1,353,306		$ 1,353,306
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)		Other Nonoperating Income (Expense)
Fair value ending	$ 21,604,491		$ 21,604,491
Exercises	$ (496,714)		$ (496,714)